LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
The Company maintains operating leases primarily for corporate offices, research and development facilities, and certain equipment.
Lease terms include options to extend or terminate leases when it is reasonably certain that the Company will exercise those options. Real estate leases for facilities have a remaining lease term of 1 – 5 years.
Certain of the lease agreements contain variable lease payments that are adjusted periodically to adjust estimated amounts for actual operating expenses; these variable amounts are not material. When sublease income is generated for certain properties, MedAvail records its liability separately from those expected inflows. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.
Operating lease expenses were $0.5 million and $0.6 million for each of the years ended December 31, 2022 and 2021, respectively.
Balance sheet amounts for lease assets and lease liabilities are as follows (in thousands):

	December 31,
	2022	2021
Assets
Operating:	$620	$857
Finance:	4	20
Total assets	$624	$877
Liabilities:
Operating:
Current	241	236
Long-term	441	695
Finance:
Current	5	15
Long-term	—	5
Total liabilities	$687	$951
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2022	2021
Finance leases:
Weighted-average remaining lease term (years)	0.5	1.5
Weighted-average discount rate	6.0%	6.0%
Operating leases:
Weighted-average remaining lease term (years)	3.6	4.0
Weighted-average discount rate	7.3%	7.2%
Maturities of operating lease liabilities are as follows (in thousands):

December 31, 2022
2023	$285
2024	148
2025	152
2026	157
2027	37
Thereafter	—
Total lease payments	779
Less: present value discount	(97)
Total leases	$682
Maturities of finance lease liabilities over the next 5 years totals, and is comprised of, $5 thousand due in the 2023 annual period, with no other amounts outstanding for the years 2024 and beyond. No imputed is due or applicable related to the finance lease liabilities maturities.

LEASES	LEASES
The Company maintains operating leases primarily for corporate offices, research and development facilities, and certain equipment.
Lease terms include options to extend or terminate leases when it is reasonably certain that the Company will exercise those options. Real estate leases for facilities have a remaining lease term of 1 – 5 years.
Certain of the lease agreements contain variable lease payments that are adjusted periodically to adjust estimated amounts for actual operating expenses; these variable amounts are not material. When sublease income is generated for certain properties, MedAvail records its liability separately from those expected inflows. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.
Operating lease expenses were $0.5 million and $0.6 million for each of the years ended December 31, 2022 and 2021, respectively.
Balance sheet amounts for lease assets and lease liabilities are as follows (in thousands):

	December 31,
	2022	2021
Assets
Operating:	$620	$857
Finance:	4	20
Total assets	$624	$877
Liabilities:
Operating:
Current	241	236
Long-term	441	695
Finance:
Current	5	15
Long-term	—	5
Total liabilities	$687	$951
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2022	2021
Finance leases:
Weighted-average remaining lease term (years)	0.5	1.5
Weighted-average discount rate	6.0%	6.0%
Operating leases:
Weighted-average remaining lease term (years)	3.6	4.0
Weighted-average discount rate	7.3%	7.2%
Maturities of operating lease liabilities are as follows (in thousands):

December 31, 2022
2023	$285
2024	148
2025	152
2026	157
2027	37
Thereafter	—
Total lease payments	779
Less: present value discount	(97)
Total leases	$682
Maturities of finance lease liabilities over the next 5 years totals, and is comprised of, $5 thousand due in the 2023 annual period, with no other amounts outstanding for the years 2024 and beyond. No imputed is due or applicable related to the finance lease liabilities maturities.